Related Party Transactions - Due From Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due from related parties	$ 25,278	$ 33,402
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties	25,278	33,402
Related Party | Luna Pool Agency Limited
Related Party Transaction [Line Items]
Amounts due from related parties	20,546	30,804
Related Party | Unigas Pool
Related Party Transaction [Line Items]
Amounts due from related parties	$ 4,732	$ 2,598